ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
ACCOUNTING POLICIES

NOTE 4: ACCOUNTING POLICIES

The main accounting policies used in the preparation of these Consolidated Financial Statements are explained below.

Pursuant to CNV General Resolution No. 972/23, the early application of IFRS´ Accounting Standards and/or their amendments is not allowed, unless specifically allowed at the time of adoption.

As of December 31, 2024, the Company has not opted for the early application of IFRS´ Accounting Standards and/or its amendments.

4.1 New accounting standards, amendments and interpretations issued by the IASB effective as of December 31, 2024 and adopted by the Company

The Company has applied the following standards and/or amendments for the first time as of January 1, 2024:

-	IAS 1 - “Presentation of financial statements” (amended in January 2020 and October 2022)
-	IFRS 16 - “Leases” (amended in September 2022)
-	IAS 7 - “Statement of Cash Flows” and IFRS 7 - “Financial Instruments - Disclosures” (amended in May 2023)

The application of the detailed standards and amendments did not have any impact on the results of the operations or the financial position of the Company.

4.2 New standards, amendments and interpretations issued by the IASB not yet effective and which have not been early adopted by the Company

As of December 31, 2024, the Company has not early applied the following standards and/or amendments:

-  IAS 21 - “Effects of Changes in Foreign Exchange Rates”: amended in August 2023. It incorporates the accounting treatment in case of lack of currency exchangeability, establishing the guidelines for estimating the exchange rate to reflect the rate at which each transaction would take place at the measurement date under the prevailing economic conditions. The amendments apply to fiscal years starting on or after January 1, 2025, allowing for early adoption. The Company estimates that its application will not impact the results of operations or the Company’s financial position; however, it continues to monitor the exchange rate environment.

-  IFRS 18 - “Presentation and Disclosures in Financial Statements”: issued in April 2024. It establishes new presentation and disclosure requirements aiming to ensure that financial statements provide relevant information faithfully representing an entity’s situation. The standard does not affect the recognition or measurement of financial statement items; however, it introduces new requirements for improved comparability among entities. Specifically, the following are worth mentioning: (i) the classification of revenues and expenses into operating, investing and financing categories; (ii) the incorporation of required subtotals; and (iii) the disclosure of performance measures defined by management. The standard is applicable retroactively to fiscal years and interim periods beginning on or after January 1, 2027, allowing for early adoption. The Company is currently analyzing the disclosure impact in the financial statements in relation to the application of the standard.

-  IFRS 19 - “Subsidiaries without Public Accountability: Disclosures”: issued in April 2024. It allows for reduced disclosures for entities without public accountability which are subsidiaries of an entity that prepares consolidated financial statements available for public use and comply with IFRS accounting standards. The standard is applicable for periods beginning on or after January 1, 2027, allowing for early adoption. The application of the standard will not have an impact on the Company’s results of operations or financial position.

-  IFRS 9 and IFRS 7 - “Financial Instruments and Disclosures”: in May 2024, the application guidance for IFRS 9 is modified and disclosure requirements are incorporated into IFRS 7. In particular, it incorporates the option to consider the derecognition of a financial liability before its settlement in case of issuance of electronic payment instructions meeting certain requirements, and incorporates disclosure requirements for investments in equity instruments designated at fair value through other comprehensive income and instruments at amortized cost or fair value through other comprehensive income. The amendments apply to fiscal years beginning on or after January 1, 2026, allowing for early adoption. The application of the standard will not have an impact on the Company’s results of operations or financial position.

-  IMPROVEMENTS TO IFRS - Volume 11: in July 2024, minor amendments are incorporated into IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7. The amendments are applicable to fiscal years beginning on or after January 1, 2026, allowing for early adoption. The application of the amendments will not have an impact on the Company’s operating results or financial position.

-  IFRS 9 and IFRS 7 “Financial Instruments and Disclosures”: in December 2024, IFRS 9 is amended and disclosure requirements are incorporated into IFRS 7 concerning nature-dependent electricity purchase agreements. In particular, it allows for exemption from registration at fair value for entities that are net buyers of electricity during the contracts; and makes designation as a hedging instrument more flexible for contracts not meeting the requirements for the above-mentioned exemption. The amendments are applicable to fiscal years beginning on or after Friday, January 1, 2027, allowing for early adoption. The application of the standard will not have an impact on the Company’s results of operations or financial position.

4.3 Effects of changes in foreign exchange rates

4.3.1 Functional and presentation currency

The information included in these Consolidated Financial Statements is recorded and presented in U.S. dollars, which is the Company’s functional currency, that is, the currency of the primary economic environment where the entity operates.

4.3.2 Foreign-currency transactions and balances

Foreign currency transactions are translated into the functional currency at the exchange rates prevailing on each transaction date or valuation date, when items are remeasured. Foreign exchange gains and losses arising on the settlement of monetary items and on translating monetary items at the closing of the fiscal year using year-end exchange rate are recognised within the financial results in the statement of comprehensive income, with the exception of capitalized amounts.

4.3.3 Group entities’ translation into functional currency

The results and financial position of subsidiaries, joint ventures and associates whose functional currency is the Argentine Peso, a currency of a hyperinflationary economy, are translated into the Company’s functional currency using the year-end exchange rate. The results generated by the application of the IAS 29 adjustment mechanism for hyperinflationary economies on the opening equity measured in functional currency are recognized under “Other comprehensive income”.

4.3.4 Presentation of Other comprehensive income within the Company’s equity

The Company classifies and directly accumulates within equity, in the retained earnings line, the results generated by the application of the IAS 29 adjustment mechanism on the opening retained earnings, while the remaining results are presented in a separate component of equity and accumulated until the disposal of the foreign operation in “Other comprehensive income”, in accordance with IAS 21.

4.4 Consolidation and participation in companies

4.4.1 Subsidiaries

The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group and ceases consolidation of entities from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group. Thus, identifiable assets acquired and liabilities and contingent liabilities assumed are recognized at their fair value at the acquisition date and the non-controlling interest at the proportional interest in the amounts of the identifiable net assets. The excess consideration transferred over the above-mentioned fair value is recognized as goodwill under Intangible Assets and the shortfall as gain on purchase in profit or loss for the period.

If the business combination is completed in stages, the carrying amount of the previous interest in the acquiree is measured at fair value at the acquisition date. Any gain or loss arising from such measurement is recognized in profit or loss.

Intercompany transactions, balances and unrealized gains and losses on transactions between Group entities are eliminated. Accounting policies of subsidiaries have been changed when necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the Consolidated Statement of Comprehensive Income and Consolidated Statement of Changes in Equity respectively. The Company concluded that there are no significant minority shareholdings that require additional disclosures.

4.4.2 Joint operations

The Company recognizes its direct right to the assets, liabilities, incomes and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, incomes and expenses.

4.4.3 Associates and joint businesses

Interests in associates and joint ventures are accounted for using the equity method, after initial recognition at cost. Under this method, investments are adjusted for post-acquisition changes to recognize the Group’s share of the profit or loss for the period and other comprehensive income of each investee.

At the time of acquisition, any difference between the cost of the investment and the Company’s share of the net fair value of the identifiable assets and liabilities in an associate or joint business is recorded as follows: (i) goodwill is included in the carrying amount of the investee and is not amortized; and (ii) any excess of the net fair value over cost is recorded as income for the determination of the Company’s share in the investee’s results.

Unrealized gains and losses on transactions between the Group and its associates and joint businesses are eliminated to the extent of the Group’s interest in these entities. Accounting policies of investees have been modified where necessary to ensure consistency with the accounting policies adopted by the Group.

The carrying amount of investments is reviewed for impairment following the policy described in Note 4.8.

4.5 Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the Executive committee.

The Executive Committee, is the highest decision-making authority, is the body responsible for allocating resources and setting the performance of the entity’s operating segments and has been identified as the body executing the Company’s strategic decisions.

In segmentation the Company considers transactions with third parties and intercompany operations, which are done on internal transfer pricing based on market prices for each product.

4.6 Property, plant and equipment

Property, Plant and Equipment is measured following the cost model. It is recognised at acquisition cost less depreciation a less any accumulated impairment.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognised when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Works in progress are valued according to their degree of progress. The cost of work in progress whose construction will extend over time includes, if applicable, the computation of financial costs accrued on loans granted by third parties and other pre-production costs. Revenues and costs arising from the sale of elements obtained during the start-up process are charged to the profit and loss of the period.

Assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each year. An asset’s carrying amount is written down immediately to its recoverable amount if the asset's carrying amount is greater than its estimated recoverable amount. (see Note 4.8).

Any gain or loss generated by the disposal of an asset is charged or credited to income for the period in which the asset is derecognized.

4.6.1 Oil and gas exploration assets

The Company uses the successful efforts method to account for operations related to oil and gas exploration and production activities. Under this method, the following are capitalized: i) the costs of acquiring properties in oil and gas production and exploration areas; ii) the costs of drilling and equipping exploratory wells that result in the discovery of economically exploitable reserves; iii) the costs of drilling and equipping development wells and; iv) the estimated future costs of abandonment and plugging of wells.

Exploration costs, excluding the costs of exploratory wells, are charged to income during the period in which they are incurred. The exploratory wells’ drilling costs are capitalized until it is determined whether there are proven reserves justifying their commercial development. If no such reserves are found, the drilling costs are charged to income. Occasionally, an exploratory well may determine the existence of reserves, but such reserves may not be classified as proved when drilling is completed, in which case, such costs continue to be capitalized to the extent that the well encounters sufficient reserves to justify its completion as a producing well and the company makes sufficient progress in the economic and operational evaluation of the project’s viability.

4.6.2 Depreciation methods and useful lives

The group depreciates productive wells, machinery and camps in the oil and gas production areas according to the units of production method, by applying the ratio of oil and gas produced to estimated proved developed oil and gas reserves. The acquisition cost of property with proved reserves is depreciated by applying the ratio of oil and gas produced to estimated proved oil and gas reserves. Acquisition costs related to properties with unproved reserves is valued at cost with recoverability periodically assessed on the basis of geological and engineering estimates of possible and probable reserves that are expected to be proved over the life of each concession.

Machinery and generation equipment (including any significant identifiable component) are depreciated under the unit of production method.

The group´s remaining items of property, plant and equipment (including any significant identifiable component) are depreciated by the straight-line method based on estimated useful lives, as detailed below:

Buildings:	50 years
Vehicles:	3 - 5 years
Furniture, fittings and communication equipment:	5 years
Computer equipment and software:	3 years
Tools:	10 years
Equipment and machinery:	10 - 30 years

The depreciation method is reviewed and, if appropriate, adjusted at the end of each year.

4.6.3 Asset retirement obligations and wind turbines decommissioning

Estimated future costs of asset retirement obligations on well abandonment in oil and gas areas and wind turbines decommissioning, discounted at a risk adjusted rate, are capitalized in the cost of the assets and depreciated using the units of production method. Additionally, a liability at the estimated value of the discounted amounts payable is recognised. Changes in the measurement of asset retirement obligations that result from changes in the estimated timing, amount of the outflow of resources required to settle the obligation, or the discount rate, are added to, or deducted from, the cost of the related asset. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised immediately in profit or loss.

4.7 Intangible assets

4.7.1 Goodwill

Goodwill is the result of business combinations (See Note 4.4.1) and do not depreciate.

For impairment testing, goodwill acquired in a business combination is allocated from the acquisition date to each of the CGU or group of CGU that are expected to benefit from the synergies of the combination.

4.7.2 Concession arrangements

Corresponding to the Diamante and Nihuiles hydroelectric concessions, they are recorded at cost less amortization and any accumulated impairment losses. Amortization is calculated by the straight-line method according to the useful life, which corresponds to the term of each concession agreement.

4.7.3 Identified intangible assets in acquired investments

Corresponds to intangible assets identified in the moment of the acquisition of companies that meet the criteria established for capitalization less depreciation and less any accumulated impairment. They are amortized by the straight-line method according to the useful life of each asset.

4.7.4 Digital Assets

The Company accounts for digital assets (cryptocurrencies) as intangible assets with indefinite useful life, they are recognised at acquisition cost less any accumulated impairment.

4.8 Impairment of non-financial long-lived assets

Intangible assets that have an indefinite useful life and goodwill are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

The remaining non-financial long-lived assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows which are largely independent of the cash inflows from other assets or groups of assets (CGU).

Non-financial long-lived assets, other than goodwill, that have been impaired are reviewed for possible reversal of the impairment at the end of each reporting period.

4.9 Leases

In leases where the Company acts as a Lessor (Note 19.1), a right-of-use asset and a lease liability are recognized on the date on which the leased asset is available for use by the Company.

The lease liability at inception corresponds to the value of the unpaid lease payments discounted using the Company’s incremental borrowing rate. The finance cost is charged to income over the term of the lease to produce a constant periodic interest rate on the remaining liability balance for each period. The lease liability is included within “Trade and other payables”.

The right-of-use asset is measured at cost, which comprises the amount of the initial measurement of the lease liability considering advances net of incentives received, initial direct costs and estimated expenditures to dismantle or restore the underlying asset, if applicable. Right-of-use assets are depreciated using the straight-line method over the asset’s useful life or, if shorter, during the term of the lease.

The Company recognizes short-term lease payments (up to 12 months) and leases in which the underlying asset is a low-value asset (IT equipment and office supplies) as an expense using the straight-line method over the term of the lease.

Leases in which the Company, as a lessor, has transferred all risks and rewards incidental to ownership are classified as financial leases (Note 19.2.1). Financial leases are recognized at the beginning of the lease at the fair value of the leased property or, if lower, the present value of the minimum lease payments to be received. The corresponding lease rights, net of financial charges, are included in “Trade and other receivables”. Financial income is recognized as a profit over the term of the lease to produce a constant periodic interest rate on the remaining liability balance for each period.

Leases in which the Company, as a lessor, has retained a significant portion of the risks and rewards of ownership are classified as operating leases. Revenues from associated leases are recognized in income on a straight-line basis over the term of the lease (Note 19.2.2). The respective leased assets are included in the Consolidated Statement of Financial Position in view of their nature.

4.10 Financial instruments

Based on the entity’s business model for managing the financial assets and the contractual cash flow characteristics, the Group classifies its financial assets in the following categories:

(i)	Financial assets that are subsequently measured at fair value through profit or loss: they are initially recognized at fair value, transaction costs incurred are expensed and changes in fair value are recognized in “Financial results” in the statement of comprehensive income; and

(ii)	Financial assets that are subsequently measured at amortized cost: they are initially recognized at fair value plus costs directly attributable to the acquisition of instruments, and are subsequently measured at amortized cost using the effective interest rate method less any impairment loss.

Conventional purchases and sales of financial assets are recorded on the settlement date.

The Company subsequently measures all investments in equity instruments at fair value through profit or loss. Dividends from these investments are recognized in the income statement.

The company reclassifies financial assets when and only when it changes its business model for managing those financial assets.

Financial assets are derecognized when contractual rights to the cash flows from the assets have expired or been transferred, and the Company has substantially transferred all risks and rewards of asset ownership.

Financial liabilities are initially recognized at fair value less transaction costs incurred and are subsequently measured at amortized cost using the effective interest rate method.

If a debt contract is amended or swapped, the Company records the cancellation of the original liability, and recognizes a new financial liability if the new conditions are substantially different from the original ones. Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

General and specific borrowing costs that are directly attributable to the acquisition, construction or assembly of an asset that necessarily requires a substantial or prolonged period to prepare for its intended use are capitalized during that period. The returns from the temporary investment of funds from specific borrowings pending disbursement in eligible assets are deducted from the borrowing costs for capitalization.

Any other borrowing costs are recorded in the income statement for the period in which they are incurred under “Financial results” in the statement of comprehensive income.

Financial liabilities are derecognized in the event of extinction, that is, when the obligation has been paid, canceled or has expired.

Financial assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts, and there is an intention to pay on a net basis, or to realize the asset and settle the liability simultaneously.

4.10.1 Impairment of financial assets

The Company assesses the expected credit losses related to its financial instruments at amortized cost.

The Company applies the simplified approach allowed by IFRS 9 to measure expected credit losses for trade receivables and other receivables with similar risk characteristics. For this purpose, receivables are grouped by business segment and based on shared credit risk characteristics and expected credit losses are determined based on rates calculated for different ranges of default days from the due date.

The expected loss rates are based on the sales collection profiles over a period of 24 months before the end of each year, considering historical credit losses experienced within this period that are adjusted, if applicable, to reflect forward-looking information that could affect the ability of customers to settle the receivables.

When applicable, provisions for impairment on tax credits have been recognised based on estimates on their uncollectibility within their statutory limitation period, taking into consideration the Company’s current business plans.

4.10.2 Derivative financial instruments and hedging accounts

Derivative financial instruments are recorded at their fair value, determined on the basis of the cash value to be collected or payable required to settle the instrument at the measurement date, net of advances collected or paid. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. The Company has not formally designated financial instruments as hedging instruments.

4.11 Inventories

This line item includes crude oil stock, raw materials, work in progress and finished products relating to Petrochemicals, Oil and Gas and Generation.

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average price method and includes expenditure incurred in purchases and production and other necessary costs to bring them to their existing location and condition. In case of manufactured products and production in process, the cost includes a portion of indirect production costs, excluding any idle capacity (slack). The net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs to make the sale.

The Company has classified materials and spare parts into current and non-current, depending on the timing in which they are expected to be used for replacement or improvement on existing assets. The portion of materials and spare parts for maintenance or improvements on existing assets, is exposed under the heading “Property, plant and equipment”.

4.12 Non-current assets (or disposal group) held for sale and discontinued operations

Non-current assets are classified as held for sale if it is considered highly probable that their amount will be recovered through a sale transaction. They are measured at the lower of their carrying amount and fair value less costs to sell, except deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights from insurance contracts, which are specifically exempt from this requirement.

Non-current assets are not depreciated while they are classified as held for sale but interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognised.

Non-current assets or group of assets classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet. These assets and liabilities are not offset.

If it is a discontinued operation; a single amount is disclosed in the statement of comprehensive income, which shows results of discontinued operations, net of tax, including the result for the valuation at fair value less cost of sales or asset disposal costs, if applicable.

4.13 Cash and cash equivalents

Corresponds to cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. If any, bank overdrafts are shown within borrowings in current liabilities, and there are not disclosed under Cash and cash equivalents in the Consolidated Statement of Cash Flows since they are not part of the Company’s cash management.

4.14 Shareholder´s equity

Equity’s movements accounted for in accordance with the pertinent decisions of shareholders' meetings and legal or regulatory standards.

All equity accounts were restated in terms of the current measurement unit until the functional currency changeover date (January 1, 2019). The adjustment resulting from the restatement of the accounts Share capital and Treasury shares held until December 31, 2018 is disclosed in the Comprehensive share capital adjustment and Comprehensive treasury shares adjustment lines, respectively.

Share capital represents the capital issued, composed of the contributions that were committed and/or made by the shareholders and represented by shares that comprise outstanding shares at nominal value.

Share premium includes:

(i)	The portion of the collected price exceeding the face value of the shares issued by the Company, net of absorbed accumulated losses.
(ii)	The difference between the fair value of the consideration paid/collected and the accounting value of the equity interest in the subsidiary acquired/sold/diluted which does not represent a loss of control; and
(iii)	The difference between the proportional equity value registered before the merger of the subsidiary and the value resulting from applying to the subsidiary’s merged equity interest, the new ownership share resulting from the exchange relationship.

In accordance with the LGS, 5% of the profit arising from the statement of income for the year, prior years' adjustments, the translation differences which are directly accumulated in Retained earnings (see Note 4.3.4), the amounts transferred from other comprehensive income and prior years' accumulated losses, must be appropriated to a legal reserve until such reserve equals 20% of the Company’s share capital and the related adjustment of share capital. When for any reason, the amount of this reserve is reduced, dividends may not be distributed, until such amount is reached.

The voluntary reserve corresponds to retained earnings as allocated by the Shareholders’ Meeting.

Other reserves correspond to the result of transactions with non-controlling interests that do not result in a loss of control and reserves for stock compensation plans.

Retained earnings comprise the profit or loss of the year, the prior year’s retained and undistributed earnings, those transferred from other comprehensive income, prior years’ adjustments by application of IFRS’ Accounting Standards and translation differences appropriated to retained earnings in accordance with the policy described in Note 4.3.4

Other comprehensive income includes gains and losses from the remeasurement process of foreign operations and the translation differences which are not classified and directly accumulated in retained earnings pursuant to the policy described in Note 4.3.4 and actuarial gains and losses for defined benefit plans and the related tax effect.

The distribution of dividends to the Company’s shareholders is recognized as a liability in the year in which the dividends are approved by the Shareholders’ Meeting. The distribution of dividends is made based on the Company’s Stand-Alone Financial Statements, which are presented in pesos, the legal currency in Argentina, pursuant to regulatory requirements.

4.15 Compensation plans

4.15.1 Compensations payable in cash:

Corresponds to compensation agreements – senior management: fixed compensation and annual, variable and contingent long-term compensation established based on the Company’s annual market value appreciation, with a payment cap calculated over the Company’s adjusted operating income. Any analogous compensation paid to senior managers is deducted from the compensation amount.

The reasonable value of the received services is measured through a share appreciation estimate using the Monte Carlo simulation model. The fair value of the amount payable is accrued and acknowledged as an expense, with the corresponding increase in liabilities. Liabilities are revalued on each balance sheet date. Any change in the fair value of liabilities is disclosed under profit or loss.

4.15.2 Compensations payable in shares:

Corresponds to stock compensation plan by which certain officers and other key staff receive a certain number of the Company’s shares.

The number of shares for each eligible employee is calculated as from a percentage over the total annual remuneration, including the bonus, divided by the weighted average price, in pesos, of the Company’s share and ADR for the same period; with one-third vesting each year, which will be awarded together with the payroll for April of the year following the vesting date, with the requirement that the employment relationship continues at least until each vesting date. The fair value of the received services is measured at the fair value of the shares at the time of granting and is disclosed during the vesting period, together with the corresponding increase in equity.

4.16 Defined benefit plans

Defined benefit plans define an amount of pension benefit that an employee will receive on retirement, depending on one or more factors, such as age, years of service and compensation. In accordance with conditions established in each plan, the benefit may consist in a single payment, or in making complementary payments to those made by the pension system.

The defined benefit liability recognised in the financial statement balance sheet, at the end of the reporting period, is the present value of the defined benefit obligation net of the fair value of the plan assets, when applicable. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.

Actuarial gains and losses from experience adjustments and changes in actuarial assumptions, are recognised in other comprehensive income (loss) in the period in which they arise and past service costs are recognised immediately in the statement of income (loss).

4.17 Provisions, contingent liabilities and contingent assets

Provisions are recognized when the Company has a present obligation as a result of a past event, an outflow of resources will probably be required to settle it, and a reliable estimate of the amount can be made. They are measured at the present value of the disbursements expected to settle the obligation, taking into account the best information available at the date of preparation of the financial statements, based on assumptions and methods considered appropriate and taking into consideration the opinion of the Company’s legal advisors. Estimates are reviewed and adjusted periodically as additional information is obtained by the Company. The increase in provisions generated by the passage of time is recognized within other financial results.

Contingent liabilities are possible obligations, arising from past events, which existence is subject to the occurrence of uncertain future events not wholly within the control of the Company; or present obligations for which settlement an outflow of resources is not likely to be required or which amount cannot be measured with sufficient reliability. They are not recognized, but information regarding the nature of material contingent liabilities is disclosed in the note.

Contingent liabilities for which the possibility of an eventual outflow of resources for settlement is remote are not disclosed, unless they involve guarantees.

Contingent assets are assets of a possible nature, arising from past events, which existence will be confirmed only by the occurrence or non-occurrence of uncertain future events, which are not entirely within the control of the Company. They are not recognized, but information regarding the nature of material contingent assets is disclosed in the note when the inflow of related economic benefits is deemed probable.

4.18 Revenue from contracts with customers

4.18.1 Oil and gas segment

The Company recognizes revenue from the sale of oil and gas to third parties or other segments when control of the product is transferred, that is, at the output of each area, when the oil and gas is delivered to the carrier and to the extent there is no unfulfilled obligation that may affect the acceptance of the product by the purchaser. Revenues from these sales are recognized based on the price per product specified in each contract, to the extent that it is highly probable that there will be no significant reversal.

Revenues are not adjusted for the effect of financing components as sales are made with an average term of 45 days, in line with market practice.

4.18.2 Generation segment

4.18.2.1 Revenues from the sale of energy to the spot market

The Company recognizes revenues for: i) monthly power capacity availability as the different plants are available to generate, ii) generated energy, operated energy and energy generated during peak hours, when the effective delivery of energy occurs, based on the price applicable according to each plant’s technology. Revenues are not adjusted for the effect of financing components as sales are made with an average term of 42 days, in line with market practice.

4.18.2.2 Revenues from contracts with CAMMESA

The Company recognizes revenues from supply contracts with CAMMESA for: i) monthly power capacity availability, if applicable, as the different plants are available to generate and ii) generated energy when the energy is actually delivered, based on the price established in each contract. Revenues are not adjusted for the effect of financing components as sales are made with an average term of 42 days, in line with market practice.

4.18.2.3 Revenues from contracts with the MAT

The Company recognizes revenues from the sale of energy plus and renewable energy upon actual delivery of the energy at the price established in each contract. Revenues are not adjusted for the effect of financing components as sales are made with an average term of 30 days, in line with market practice.

4.18.3 Petrochemical segment

The Company recognizes revenues from the sale of petrochemical products, whether in local or foreign markets, when the control of the product is transferred, that is, when the products are delivered to the client and there is no unfulfilled obligation that could affect the acceptance of the product by the client. The delivery, as established in each contract, is occurs:

(i)	when the products are dispatched and transported by and in charge of the client, or,
(ii)	when the products have been dispatched by the Company to a specific location, the obsolescence risks and loss have been transferred to the client, and the client has accepted the, or when the Company has objective evidence that all acceptance criteria have been met.

Revenues from these sales are recognised based on the price specified in each contract, to the extent that it is highly probable that a significant reversal will not occur. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term not exceeding 40 days, which is consistent with market practice.

4.18.4 Holding, Transportation and Others segment

The Company recognizes revenues from contracts with customers in relation to advisory services to related companies as services are rendered based on the price established in each agreement. Revenues are not adjusted for the effect of financing components, as sales are made with an average credit term of 30 days, which is consistent with market practice.

4.19 Other Income

4.19.1 GasAr Plan

The Company recognizes price complement revenues under the GasAr Plan, with the actual delivery of the gas and based on the price established in the respective regulation, only to the extent that it is highly probable that no significant reversal will occur and that it is probable that the consideration will be received, that is, to the extent that the procedure defined by the Government is formally complied with.

These revenues fall within the scope of IAS 20 since they involve compensation as a consequence of the maintenance or increase in the committed production volume and are shown under the caption other operating income in the statement of comprehensive income. Furthermore, the associated fiscal costs are disclosed under other operating expenses in the consolidated statement of comprehensive income.

4.19.2 Interest

Interest income from financial assets at fair value through profit or loss is included into the result of changes in the fair value of those assets. Interest income from financial assets at amortized are recognised in the statement of income.

Interest income is calculated by using the effective interest rate to the gross carrying amount of a financial asset (without considering impairment provision), except for impaired financial assets, that is calculated by applying the effective interest rate to the carrying amount net of impairment provision.

Commercial interest corresponding to late payment surcharges in the cancellation of sales receivables is disclosed under Other operating income as it provides relevant information on the business’ operations and operating flows.

4.20 Income tax

The tax expenses for the year include current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised in other comprehensive income or directly in equity.

The current income tax charge is calculated on the basis of the tax laws. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognised, using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. Deferred income tax assets are recognised only to the extent that it is probable that future taxable profit will be available and can be used against temporary differences.

Deferred income tax is provided on temporary differences from investments in subsidiaries, joint ventures and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred assets or liabilities are recognised on account of gains or losses from fiscal tax inflation which, pursuant to Law No. 27,541 and No 27,701, are deferred and accounted for in subsequent fiscal periods.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset the recognised amounts and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Current and deferred tax assets and liabilities are stated at their nominal value.

Deferred tax assets and liabilities are measured using the tax rates expected to apply in the period when the asset is realized or the liability is settled.

Finally, receivables have been disclosed on account of the application of the minimum presumed income tax prior to its abrogation as from January 1, 2019, which are computable as an advance payment of income tax in any of the following ten years.

The Company’s management evaluates the recoverability of the recorded receivables at the closing of each fiscal year, and allowances are created as long as it is estimated that the computable amounts will not be recoverable within the statutory limitation period taking into consideration the Company’s current business plans.